Derivitives Derivatives - Offsetting Assets and Liabilities (Details) - USD ($) $ in Millions	Jul. 01, 2016	Jul. 03, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Asset, Fair Value, Gross Asset	$ 118
Derivative Asset, Fair Value, Amount Offset	(4)
Derivative Asset	114
Derivative Asset, Financial Instruments Subject To Master Netting Arrangement, Elected Not To Be Offset	0
Derivative, Collateral, Obligation to Return Cash	0
Derivative Asset, Fair Value, Amount Offset Against Collateral	114
Derivative Liability, Fair Value, Gross Liability	(27)
Derivative Liability, Fair Value, Amount Offset	4
Derivative Liability	(23)	$ (31)
Derivative Liability, Financial Instruments Subject to Master Netting Arrangement, Elected Not to Be Offset	0
Derivative, Collateral, Right to Reclaim Cash	0
Derivative Liability, Fair Value, Amount Offset Against Collateral	(23)
Derivative, Fair Value, Gross	91
Derivative, Fair Value, Amount Offset	0
Derivative Assets (Liabilities), at Fair Value, Net	91
Derivative Financial Instruments Subject To Master Netting Arrangement, Elected Not To Be Offset	0
Derivative Collateral Obligation To Return Cash or Right To Reclaim Cash	0
Derivative, Fair Value, Amount Offset Against Collateral, Net	$ 91